FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  March 31, 2005

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                            Name: Tyndall Capital Partners, L.P.

           Address: 153 East 53rd Street, 55th Floor, New York, New York  10022
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                         Form 13F File Number: 28-10427
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Noah Levy
         -----------------------

Title:
         -----------------------

Phone:   212-446-2468
         -----------------------

Signature, Place, and Date of Signing:

/s/ Noah Levy                         New York, New York         May 12, 2005
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-  None
                       ------------

Name:
       --------------------

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   60
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Form 13F Information Table Value Total:   $ 304,929  (thousands)
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List of Other Included Managers:   None


                                         Provide a numbered  list of the name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect  to which this report is filed,
                                         other  than  the  manager  filing  this
                                         report.  [If  there  are  no entries in
                                         this list, state "NONE"  and  omit  the
                                         column headings and list entries.]

          No.   None
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          Form 13F File Number:  28-
--------------------------------------------------------------------------------

          Name:
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

                           FORM 13F INFORMATION TABLE


                                     Tyndall
                                    FORM 13F
                                 March 31, 2005


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    Column 1                    Column 2         Column 3     Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                       Value   Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class           CUSIP        (x$1000) Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AFC Enterprises Inc              COM            00104q107         7236     281233   SH        Sole                281233
Alleghany Corp Del               COM            017175100         1692       5978   SH        Sole                  5978
Altria Group Inc                 COM            02209s103        25214     384421   SH        Sole                384421
Amgen Inc                        COM            031162100         5398      92214   SH        Sole                 92214
Anadarko Pete Corp               COM            032511107        61442     810791   SH        Sole                810791
Associated  Bank Corp            COM            045487105          883      28408   SH        Sole                 28408
Biogen Idec Inc                  COM            09062x103         8304     238950   SH        Sole                238950
Cap Rock Energy Corp             COM            13910R102         1961      81700   SH        Sole                 81700
Capitol Fed Finl                 COM            14057C106         5978     171937   SH        Sole                171937
Cardinal Health Inc              COM            14149Y108          836      15000   SH        Sole                 15000
Celestica Inc                    Sub Vtg Shs    15101Q108          634      47423   SH        Sole                 47423
Charter Finl Corp West Pt Ga     COM            16122M100        16625     499697   SH        Sole                499697
Ciena Corp                       COM            171779101          354     211703   SH        Sole                211703
Commercial Federal Corporati     COM            201647104          362      12991   SH        Sole                 12991
Conexant Systems Inc             COM            207142100          685     472178   SH        Sole                472178
Deutsche Telecom AG              Sponsored ADR  251566105         1753      87912   SH        Sole                 87912
Ebay Inc                         COM            278642103         3035      81516   SH        Sole                 81516
Erie Indty Co                    CLA            29530P102        27176     524633   SH        Sole                524633
Fair Isaac Corp                  COM            303250104         1303      38131   SH        Sole                 38131
Fifth Third Bancorp              COM            316773100         1901      43852   SH        Sole                 43852
First Banctrust Corp             COM            31868f102          610      49801   SH        Sole                 49801
First Ctzns Bancshares Inc N     COM            31946M103          936       6423   SH        Sole                  6423
First Cmnty Corp S C             COM            319835104          729      35578   SH        Sole                 35578
First Fed Bankshares Inc Del     COM            32020V100          468      21420   SH        Sole                 21420
Freescale Semiconductor Inc      COM CLA        35687m107        16095     943975   SH        Sole                943975
General Electric Co.             COM            369604103         3547      98520   SH        Sole                 98520
Gilette Company                  COM            375766102         1919      38000   SH        Sole                 38000
Gold Kist Inc                    COM            380614107        13268     841853   SH        Sole                841853




Gouverneur Bancorp Inc.          COM            383584109          318      22700   SH        Sole                 22700
Hawaiian Holdings Inc            COM            419879101         3114     477600   SH        Sole                477600
Interactive Data Corp            COM            45840j107         2001      90939   SH        Sole                 90939
Jds Uniphase Corp                COM            46612j101           77      47000   SH        Sole                 47000
Jefferson Bancshares Inc Ten     COM            472375104         3172     252782   SH        Sole                252782
Joy Global Inc                   COM            481165108         1226      34918   SH        Sole                 34918
Kearny Finl Corp                 COM            487169104         4099     356453   SH        Sole                356453
Kerr McGee Corp                  COM            492386107         6800      86967   SH        Sole                 86967
Lesco Inc Ohio                   COM            526872106         3401     234535   SH        Sole                234535
Maxxam Inc                       COM            577913106          584      20200   SH        Sole                 20200
McDermott Intl Inc               COM            580037109        13910     732500   SH        Sole                732500
Mosaic Co                        COM            61945a107         1091      64080   SH        Sole                 64080
New York Cmnty Bancorp Inc       COM            649445103         1338      73825   SH        Sole                 73825
Northwest Bancorp Inc PA         COM            667328108        15419     722212   SH        Sole                722212
Octel Corp                       COM            675727101          900      49423   SH        Sole                 49423
Pathfinder Bancorp Inc           COM            70320A103          556      32200   SH        Sole                 32200
PG&E Corp.                       COM            69331c108         7752     228866   SH        Sole                228866
PSB Hldgs Inc                    COM            69360w108         2407     232144   SH        Sole                232144
River Vy Bancorp                 COM            768475105          972      44732   SH        Sole                 44732
Sanmina Sci Corp                 COM            800907107         1849     366879   SH        Sole                366879
Sierra Pac Res New               COM            826428104         2662     250700   SH        Sole                250700
Solectron  Corp                  COM            834182107          195      56159   SH        Sole                 56159
Sterling Finl Corp Wash          COM            859319105          204       5681   SH        Sole                  5681
Sycamore Networks Inc.           COM            871206108         2756     778435   SH        Sole                778435
Taylor Cap Group Inc             COM            876851106          978      30000   SH        Sole                 30000
Texas Instrs Inc                 COM            882508104          478      18850   SH        Sole                 18850
Thomson                          Sponsored ADR  885118109         6047     224188   SH        Sole                224188
Veritas Software Co              COM            923436109          396      16960   SH        Sole                 16960
Viad Corp                        NEW COM        92552r406          674      25000   SH        Sole                 25000
Wayne Svgs Bancshares Inc Ne     COM            94624q101         2456     153500   SH        Sole                153500
Willow Grove Bancorp Inc New     COM            97111w101         1181      73016   SH        Sole                 73016
Yahoo Inc                        COM            984332106         5572     164362   SH        Sole                164362